Leases - Schedule of Remaining Contractual Maturities (Details)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Remaining Contractual Maturities [Abstract]
2026 (remaining 4 months)	$ 204,000	$ 26,218	$ 136,000	$ 17,481
Total future lease payments	748,000	96,133	136,000	17,481
Less: imputed interest	(21,082)	(2,709)	(1,648)	(212)
Present value of lease liabilities	$ 391,547	$ 50,322	$ 134,352	$ 17,269	$ 421,002